Note 16 - Scheduled of Maturities of Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial liabilities [text block]
[US$ thousands]	Less than	1 to 3	Over 3
As of December 31, 2017	12 months	years	years	Total
Non-current
Financial lease liabilities and other loans (Notes 10 and 11) including interest	—	4,230	—	4,230
Other liabilities	—	—	87	87
Current
Trade and other payables (Note 21)	21,401	—	—	21,401
Financial lease liabilities and other loans (Notes 10 and 11) including interest	2,148	—	—	2,148
Other liabilities (Note 14)	8,195	—	—	8,195
Total financial liabilities including interest	31,744	4,230	87	36,060
[US$ thousands]	Less than	1 to 3	Over 3
As of December 31, 2018	12 months	years	years	Total
Non-current
Financial lease liabilities and other loans (Notes 10 and 11) including interest	—	2194	158	2,352
Other liabilities	—	—	212	212
Current
Trade and other payables (Note 21)	17,957	—	—	17,957
Financial lease liabilities and other loans (Notes 10 and 11) including interest	2,591	—	—	2,591
Other liabilities (Note 14)	9,701	—	—	9,701
Total financial liabilities including interest	30,249	2,194	370	32,813